Great-West Life & Annuity Insurance Company
8515 East Orchard Road
Englewood, Colorado 80111


May 3, 1999


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:     Great-West Variable Annuity Account A
        Certification Pursuant to Rule 497(j) under the Securities Act of 1933 File No. 811-1737

Ladies and Gentlemen:

In lieu of filing the form of Prospectus and Statement of Additional Information for Great-West Variable Annuity Account A ("VAAA") pursuant to paragraph (b) of Rule 497 under the Securities Act of 1933, VAAA hereby certifies that:

(1) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in amendment no. 24 to VAAA's registration statement on Form N-1, the most recent amendment to VAAA's registration statement.

(2) the text of amendment no. 24 to VAAA's registration statement on Form N-1, the most recent amendment to VAAA's registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 30, 1999.

If you should have any questions regarding the foregoing, please contact the undersigned at (303) 689-3831.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A
(Registrant)


By:     /s/ David T. Buhler
        Attorney
        Great-West Life & Annuity Insurance Company